VANECK ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.5%
Australia: 4.3%
Allkem Ltd. # *	7,471	$63,058
Ecograf Ltd. # * †	86,700	36,651
Piedmont Lithium, Inc. (USD) *	1,460	106,565
		206,274
Brazil: 0.5%
Yara International ASA (NOK) #	470	23,504
Canada: 2.3%
Ballard Power Systems, Inc. (USD) * †	1,900	22,116
Burcon NutraScience Corp. * †	3,000	2,856
Else Nutrition Holdings, Inc. * †	2,200	2,710
Euro Manganese, Inc. (AUD) # *	92,600	28,539
Farmers Edge, Inc. *	790	2,010
Li-Cycle Holdings Corp. (USD) * †	2,760	23,322
Maple Leaf Foods, Inc.	1,040	24,957
		106,510
China: 5.3%
BYD Co. Ltd. (HKD) #	4,500	125,169
Contemporary Amperex Technology Co. Ltd. #	1,000	80,020
Flat Glass Group Co. Ltd. (HKD) # †	12,000	45,815
		251,004
Denmark: 5.4%
Novozymes A/S #	1,030	70,621
Orsted AS 144A # *	840	105,144
Vestas Wind Systems A/S #	2,800	82,137
		257,902
Finland: 2.6%
Neste Oyj #	2,710	123,557
France: 4.4%
Cie de Saint-Gobain #	440	26,180
Engie SA #	6,800	89,400
Legrand SA #	520	49,440
Nexans SA #	490	45,854
		210,874
Germany: 2.6%
Infineon Technologies AG #	3,710	125,509
Isle of Man: 0.1%
Agronomics Ltd. # *	14,600	3,688
Italy: 1.1%
Enel SpA #	7,600	50,743
Japan: 2.3%
Keyence Corp. #	240	111,289
Netherlands: 0.5%
OCI NV # *	687	24,254
Norway: 3.7%
FREYR Battery SA (USD) *	14,610	179,119
South Korea: 3.4%
LG Energy Solution *	240	87,521
Samsung SDI Co. Ltd. #	160	77,870
		165,391
	Number of Shares	Value
Spain: 1.5%
Avangrid, Inc. (USD)	950	$44,403
Soltec Power Holdings SA # *	4,800	28,087
		72,490
Sweden: 3.6%
Atlas Copco AB #	2,100	109,002
Oatly Group AB (ADR) * †	12,650	63,377
		172,379
United States: 53.9%
Amyris, Inc. *	990	4,316
Ball Corp.	1,100	99,000
Benson Hill, Inc. *	4,500	14,535
Beyond Meat, Inc. * †	340	16,425
Bloom Energy Corp. * †	1,900	45,885
Bunge Ltd.	970	107,486
Clean Harbors, Inc. *	250	27,910
Darling Ingredients, Inc. *	1,490	119,766
Deere & Co.	400	166,184
Enphase Energy, Inc. *	890	179,584
EVgo, Inc. *	8,000	102,880
Fluence Energy, Inc. *	1,000	13,110
Generac Holdings, Inc. *	310	92,151
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	147,033
John Bean Technologies Corp.	110	13,032
Lindsay Corp.	150	23,552
MP Materials Corp. *	1,200	68,808
NextEra Energy Partners LP	730	60,853
Ormat Technologies, Inc. †	1,010	82,648
Pentair Plc	990	53,668
Plug Power, Inc. * †	1,300	37,193
Quanta Services, Inc.	1,460	192,151
Republic Services, Inc.	690	91,425
SolarEdge Technologies, Inc. *	540	174,080
Stem, Inc. *	10,020	110,320
Sunnova Energy International, Inc. *	2,800	64,568
Tattooed Chef, Inc. * †	1,640	20,631
Teradyne, Inc.	640	75,667
Tesla, Inc. *	120	129,312
TPI Composites, Inc. *	2,500	35,150
Trimble, Inc. *	1,800	129,852
TuSimple Holdings, Inc. *	640	7,808
Xylem, Inc.	1,000	85,260
		2,592,243
Total Common Stocks (Cost: $5,108,024)		4,676,730

MASTER LIMITED PARTNERSHIP: 1.0% (Cost: $45,048)
Canada: 1.0%
Brookfield Renewable Partners LP (USD)	1,200	49,284

1

VANECK ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
MONEY MARKET FUND: 2.3% (Cost: $111,939)
Invesco Treasury Portfolio - Institutional Class	111,939	$111,939

Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $5,265,011)		4,837,953
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $127,165)
Money Market Fund: 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	127,165	$127,165
Total Investments: 103.4% (Cost: $5,392,176)		4,965,118
Liabilities in excess of other assets: (3.4)%		(165,213)
NET ASSETS: 100.0%		$4,799,905

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,525,531 which represents 31.8% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $338,899.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $105,144, or 2.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	7.4%	$357,361
Consumer Staples	7.6	369,887
Energy	2.6	123,557
Financials	3.1	150,721
Industrials	35.8	1,727,596
Information Technology	19.0	921,676
Materials	10.9	528,173
Utilities	11.3	547,043
Money Market Fund	2.3	111,939
	100.0%	$4,837,953
2